Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Core Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors New Concepts Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Vanguard Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Continental Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf1_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Equity Funds Prospectus
dated October 31, 2016
and as supplemented December 29, 2016, January 31, 2017, April 10, 2017, May 18, 2017 and July 14, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 50, 55 and 60:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.